SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period	2,674,523
Number of options that were exercisable	12,028,990
Unrecognized share-based compensation expense	$ 39
Weighted-average period	1 year 7 months 6 days
Share based compensation expense	$ 2,274	$ 31,930
Number of share options exercised	0	0
Employee Stock Option
SHARE-BASED COMPENSATION
Number of shares issued upon the exercise the option	387,593
Employee Stock Option | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued				51,550,661
Number of options granted during the period	2,674,523	6,494,086	775,561
Share options, contractual term (in years)	10 years
Employee Stock Option | 2022 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	0 years
Employee Stock Option | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	3 years
Employee Stock Option | Employee
SHARE-BASED COMPENSATION
Fair value of awards recognized as dividends	$ 855
Employee Stock Option | Employee | 2022 Share Incentive Plan | Director or Officer
SHARE-BASED COMPENSATION
Number of options granted during the period	0	51,640	0
Employee Stock Option | Non employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	0	174,970	0